FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2021
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

28.FINANCIAL INSTRUMENTS

(a)	Fair value hierarchy

To provide an indication of the reliability of the inputs used in determining fair value, we classify our financial instruments into the three levels prescribed by the accounting standards.

Level 1

The fair value of financial instruments traded in active markets (such as publicly traded equity securities) is based on quoted (unadjusted) market prices as at the reporting date. The quoted market price used for financial assets held by the Company is the closing trading price on the reporting date. Such instruments are included in Level 1.

Level 2

The fair value of financial instruments that are not traded in an active market is determined using valuation techniques. These valuation techniques maximize the use of observable market data where it is available and rely as little as possible on entity specific estimates. If all significant inputs required to fair value an instrument are observable, we include that instrument in Level 2.

Level 3	If one or more of the significant inputs is not based on observable market data, the instrument is included in Level 3. We have no financial assets or liabilities included in Level 3 of the hierarchy.

The carrying value of cash and cash equivalents, accounts receivable, restricted cash, trade payables and accrued liabilities approximates the fair value due to the short-term nature of the instruments. The fair value of the Camino Rojo project loan, Newmont loan and Fresnillo obligation is determined using discounted cash flows based on the expected amounts and timing of the cash flows discounted using a market rate of interest adjusted for appropriate credit risk.

The fair value of the Camino project loan at December 31, 2021 was estimated at $137.7 million (December 31, 2020 – $66.4 million) using a discount rate of 5.0% (December 31, 2020 – 10.8%). The fair value of the Newmont loan at December 31, 2021 was estimated at $10.5 million (December 31, 2020 – $9.9 million) using an exchange rate of 20.58 MXN/USD (December 31, 2020 – 19.95 MXN/USD) and a discount rate of 5.0% (December 31, 2020 – 10.5%). The carrying value of the Fresnillo obligation approximates the fair value as the discount rates on this instrument approximate the Company’s credit risk.

At December 31, 2021, the carrying values and fair values of our financial instruments by category were as follows:

			Fair value
			Quoted
			prices in			Approximate
			active	Significant		fair value
			market for	other	Significant	due to short
			identical	observable	unobservable	term nature
		Carrying	assets	inputs	inputs	of the	Total
	Classification	value	(Level 1)	(Level 2)	(Level 3)	instrument	Fair Value
Financial assets
Cash and cash equivalents	FVTPL	$20,516	$20,516	$—	$—	$—	$20,516
Accounts receivable	Amortized cost	299	16	—	—	283	299
Restricted cash	Amortized cost	3,680	—	3,680	—	—	3,680
		$24,495	20,532	$3,680	$—	$283	$24,495

Financial liabilities
Trade payables	Amortized cost	$5,966	$—	$—	$—	$5,966	$5,966
Accrued liabilities	Amortized cost	5,659	—	—	—	5,659	5,659
Lease obligation	Amortized cost	1,401	—	1,401	—	—	1,401
Camino Rojo project loan	Amortized cost	113,260	—	137,746	—	—	137,746
Newmont loan	Amortized cost	10,293	—	10,533	—	—	10,533
Fresnillo obligation	Amortized cost	37,800	—	37,800	—	—	37,800
		$174,379	$—	$187,480	$—	$11,625	$199,105

At December 31, 2020, the carrying values and fair values of our financial instruments by category were as follows:

			Fair value
			Quoted
			prices in			Approximate
			active	Significant		fair value
			market for	other	Significant	due to short
			identical	observable	unobservable	term nature
		Carrying	assets	inputs	inputs	of the	Total
	Classification	value	(Level 1)	(Level 2)	(Level 3)	instrument	Fair Value
Financial assets
Cash and cash equivalents	FVTPL	$72,180	$72,180	$—	$—	$—	$72,180
Accounts receivable	Amortized cost	39	25	—	—	14	39
Restricted cash	Amortized cost	2,783	—	2,783	—	—	2,783
		$75,002	72,205	$2,783	$—	$14	$75,002

Financial liabilities
Trade payables	Amortized cost	$2,583	$—	$—	$—	$2,583	$2,583
Lease obligation	Amortized cost	274	—	274	—	—	274
Camino Rojo project loan	Amortized cost	60,696	—	66,443	—	—	66,443
Newmont loan	Amortized cost	9,440	—	9,875	—	—	9,875
		$72,993	$—	$76,592	$—	$2,583	$79,175

Our policy is to determine whether transfers have occurred between levels in the hierarchy by re-assessing categorization at the end of the reporting period.

(b)	Financial Risk Management
(i)	Credit risk

Credit risk is the risk of an unexpected loss if a customer or third party to financial instruments fails to meet its contractual obligations. The Company’s exposure to credit risk is limited to cash and environmental bonding.

Our cash is held at large Canadian financial institutions in interest bearing accounts. Our reclamation deposits are held with large banks in the countries where they have been lodged. We believe that the credit risk related to our cash and reclamation deposits is low.

The Company’s maximum exposure to credit risk is the carrying value of cash and restricted funds.

(ii)	Liquidity risk

Liquidity risk is the risk that the Company will encounter difficulty in meeting obligations associated with its financial liabilities.

At December 31, 2021, our financial liabilities had expected maturity dates as follows:

		Between	Between
	Less than	3 months and	1 year and	More than
	3 months	1 year	3 years	3 years	Total
Financial liabilities
Trade payables	$5,966	$—	$—	$—	$5,966
Accrued liabilities	5,659	—	—	—	5,659
Lease obligation	114	289	494	520	1,417
Camino Rojo project loan	2,750	8,250	146,083	—	157,083
Newmont loan	—	10,662	—	—	10,662
Fresnillo obligation	473	16,357	23,848	—	40,678
	$14,962	$35,558	$170,425	$520	$221,465

At December 31, 2020, our financial liabilities had expected maturity dates as follows:

		Between	Between
	Less than	3 months and	1 year and	More than
	3 months	1 year	3 years	3 years	Total
Financial liabilities
Trade payables	$2,583	$—	$—	$—	$2,583
Lease obligation	32	117	145	—	294
Camino Rojo project loan	1,650	4,950	13,200	81,050	100,850
Newmont loan	—	—	11,002	—	11,002
	$4,265	$5,067	$24,347	$81,050	$114,729

We manage liquidity by anticipating and maintaining adequate cash balances to meet liabilities as they become due. We review cash forecasts on a regular basis to determine whether the Company will have sufficient cash to meet future working capital needs.

(iii)	Market risk

Market risk is the risk that the fair value of the Company’s financial instruments will fluctuate due to changes in market prices. The market risks to which the Company’s financial instruments are exposed are currency risk and interest rate risk.

(A)	Currency risk

The Company is exposed to currency risk to the extent that monetary assets and liabilities held by the Company are not denominated in United States dollars. During this year, we entered into participating forward contracts for the purchase of Mexican pesos to mitigate this risk (note 27(d)) with respect to the construction of the mine at Camino Rojo.

Our financial instruments are held in Canadian dollars, US dollars, and Mexican pesos. As such, our Canadian- and Mexican-currency denominated accounts and balances are subject to fluctuations against the US dollar. Our financial instruments were denominated in the following currencies as at December 31, 2021:

	Canadian
	dollars	US dollars	Mexican pesos
	(thousands)	(thousands)	(thousands)
Cash	$7,583	$12,061	$50,923
Accounts receivable	20	4	5,733
Restricted funds	155	509	62,745
Trade payables	(128)	(2,642)	(66,350)
Accrued liabilities	(1,637)	(2,226)	(44,070)
Lease obligations	(74)	(520)	(16,935)
Camino Rojo project loan	—	(113,260)	—
Newmont loan	—	—	(211,881)
Fresnillo obligation	—	(37,800)	—
Total foreign currency	5,919	(143,874)	(219,835)
Exchange rate	1.2678	1.0000	20.5835
Equivalent US dollars	$4,669	$(143,874)	$(10,680)

Our financial instruments were denominated in the following currencies as at December 31, 2020:

	Canadian
	dollars	US dollars	Mexican pesos
	(thousands)	(thousands)	(thousands)
Cash	$11,752	$62,809	$2,804
Accounts receivable	32	4	245
Restricted funds	86	473	44,726
Trade payables	(73)	(2,074)	(9,022)
Lease obligations	(194)	—	(2,471)
Camino Rojo project loan	—	(60,696)	—
Newmont loan	—	—	(188,319)
Total foreign currency	11,603	516	(152,037)
Exchange rate	1.2732	1.0000	19.9487
Equivalent US dollars	$9,113	$516	$(7,621)

Based on the above net exposures as at December 31, 2021, and assuming that all other variables remain constant:

●	a 10% appreciation of the US dollar against the Canadian dollar would increase loss by $12.2 million (December 31, 2020 – $0.8 million) and
●	a 10% appreciation of the US dollar against the Mexican peso would increase loss by $4.2 million (December 31, 2020 – $0.7 million)

(B)Interest rate risk

Interest rate risk is the risk that the fair value or the future cash flows of a financial instrument will fluctuate because of changes in market interest rates. Our cash and our reclamation deposits are held mainly in saving accounts and term deposits and therefore there is currently minimal interest rate risk. Because of the short-term nature of these financial instruments, fluctuations in market rates do not have a significant impact on estimated fair values compared to carrying value.

The Company’s interest rate risk arises principally from the changes in interest rates related to term deposits where our cash and reclamation deposits are held, as the Camino Rojo project loan and Fresnillo obligation have fixed interest rates of 8.80% and 5.00%, respectively, and the Newmont loan bears no interest.

A one percent increase in interest rates would result in a decrease of approximately $520,000 (December 31, 2020 - $427,000) to the Company’s loss for the year ended December 31, 2021.